S000000548 [Member] Expense Example - Nuveen Maryland Municipal Bond Fund	May 31, 2025 USD ($)
Nuveen Maryland Municipal Bond Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 499
Expense Example, with Redemption, 3 Years	671
Expense Example, with Redemption, 5 Years	861
Expense Example, with Redemption, 10 Years	1,408
Nuveen Maryland Municipal Bond Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	793
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	512
Expense Example, with Redemption, 5 Years	886
Expense Example, with Redemption, 10 Years	$ 1,939